Loans and Allowance for Loan Losses - Loans modified as troubled debt restructurings (Details 8)	12 Months Ended
	Dec. 31, 2016 USD ($) Loan	Dec. 31, 2015 USD ($) Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications | Loan	3	9
Troubled debt restructurings, recorded investment | $	$ 967,042	$ 700,800
Real estate loans | 1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications | Loan	1	1
Troubled debt restructurings, recorded investment | $	$ 40,395	$ 98,246
Real estate loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications | Loan	1	2
Troubled debt restructurings, recorded investment | $	$ 708,922	$ 524,432
Real estate loans | Agricultural real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications | Loan
Troubled debt restructurings, recorded investment | $
Commercial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications | Loan	1
Troubled debt restructurings, recorded investment | $	$ 217,725
Agricultural loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications | Loan
Troubled debt restructurings, recorded investment | $
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications | Loan		1
Troubled debt restructurings, recorded investment | $		$ 1,431
Consumer loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications | Loan		5
Troubled debt restructurings, recorded investment | $		$ 76,691